FRANKLIN MULTI-ASSET GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	April 30, 2024

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
DOMESTIC EQUITY - 71.0%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		581,283	$76,427,166
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		2,276,707	29,392,287
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		4,346,463	87,103,112
ClearBridge Small Cap Fund, Class IS Shares		248,971	16,143,267
Franklin U.S. Small Cap Equity Fund, Class IS Shares		979,725	12,324,942
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		4,203,296	137,321,691
ClearBridge Large Cap Growth Fund, Class IS Shares		1,016,797	66,681,547
ClearBridge Small Cap Growth Fund, Class IS Shares		538,914	20,839,797
Franklin U.S. Large Cap Equity Fund, Class IS Shares		5,782,005	121,537,747

TOTAL DOMESTIC EQUITY			567,771,556

FOREIGN EQUITY - 23.3%
Franklin Templeton ETF Trust - Franklin Systematic Style Premia ETF		257,384	6,066,541
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		553,830	34,553,456
Franklin International Equity Fund, Class IS Shares		4,277,120	77,544,191
Martin Currie Emerging Markets Fund, Class IS Shares		3,546,669	43,375,762
Templeton Funds - Templeton Foreign Fund, Class R6 Shares		3,139,058	24,829,944

TOTAL FOREIGN EQUITY			186,369,894

DOMESTIC FIXED INCOME - 4.6%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,810,901	28,839,842
Western Asset Core Plus Bond Fund, Class IS Shares		866,239	7,804,819

TOTAL DOMESTIC FIXED INCOME			36,644,661

FOREIGN FIXED INCOME - 0.7%
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		550,582	6,039,886

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $642,010,907)			796,825,997

	RATE
SHORT-TERM INVESTMENTS - 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,569,608)	5.233%	1,569,608	1,569,608	(b)

TOTAL INVESTMENTS - 99.8% (Cost - $643,580,515)			798,395,605
Other Assets in Excess of Liabilities - 0.2%			1,679,817

TOTAL NET ASSETS - 100.0%			$800,075,422

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report	1

FRANKLIN MULTI-ASSET MODERATE GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	April 30, 2024

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
DOMESTIC EQUITY - 63.4%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		309,324	$40,669,961
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		1,211,663	15,642,569
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		2,314,723	46,387,056
ClearBridge Small Cap Fund, Class IS Shares		132,480	8,590,032
Franklin U.S. Small Cap Equity Fund, Class IS Shares		521,311	6,558,093
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		2,238,192	73,121,721
ClearBridge Large Cap Growth Fund, Class IS Shares		541,064	35,482,975
ClearBridge Small Cap Growth Fund, Class IS Shares		286,761	11,089,047
Franklin U.S. Large Cap Equity Fund, Class IS Shares		3,126,148	65,711,622

TOTAL DOMESTIC EQUITY			303,253,076

FOREIGN EQUITY - 21.5%
Franklin Templeton ETF Trust - Franklin Systematic Style Premia ETF		307,159	7,239,738
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		292,133	18,226,168
Franklin International Equity Fund, Class IS Shares		2,261,072	40,993,233
Martin Currie Emerging Markets Fund, Class IS Shares		1,880,949	23,004,001
Templeton Funds - Templeton Foreign Fund, Class R6 Shares		1,655,533	13,095,269

TOTAL FOREIGN EQUITY			102,558,409

DOMESTIC FIXED INCOME - 12.9%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		4,321,549	44,339,095
Western Asset Core Plus Bond Fund, Class IS Shares		1,739,426	15,672,228
Western Asset High Yield Fund, Class IS Shares		213,674	1,459,391

TOTAL DOMESTIC FIXED INCOME			61,470,714

FOREIGN FIXED INCOME - 1.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		182,759	1,562,592
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		657,008	7,207,378

TOTAL FOREIGN FIXED INCOME			8,769,970

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $397,791,023)			476,052,169

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,195,773)	5.233%	1,195,773	1,195,773	(b)

TOTAL INVESTMENTS - 99.9% (Cost - $398,986,796)			477,247,942
Other Assets in Excess of Liabilities - 0.1%			640,566

TOTAL NET ASSETS - 100.0%			$477,888,508

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Multi-Asset Allocation Funds 2024 Quarterly Report

FRANKLIN MULTI-ASSET CONSERVATIVE GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	April 30, 2024

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
DOMESTIC EQUITY - 48.5%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares	137,128	$18,029,556
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF	537,304	6,936,595
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	1,028,590	20,612,951
ClearBridge Small Cap Fund, Class IS Shares	58,722	3,807,535
Franklin U.S. Small Cap Equity Fund, Class IS Shares	231,064	2,906,785
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares	994,176	32,479,725
ClearBridge Large Cap Growth Fund, Class IS Shares	239,846	15,729,100
ClearBridge Small Cap Growth Fund, Class IS Shares	127,102	4,915,022
Franklin U.S. Large Cap Equity Fund, Class IS Shares	1,452,955	30,541,115

TOTAL DOMESTIC EQUITY		135,958,384

DOMESTIC FIXED INCOME - 26.9%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	4,863,999	49,904,631
Western Asset Core Plus Bond Fund, Class IS Shares	2,538,709	22,873,767
Western Asset High Yield Fund, Class IS Shares	375,315	2,563,403

TOTAL DOMESTIC FIXED INCOME		75,341,801

FOREIGN EQUITY - 17.8%
Franklin Templeton ETF Trust - Franklin Systematic Style Premia ETF	359,661	8,477,210
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares	126,169	7,871,708
Franklin International Equity Fund, Class IS Shares	983,430	17,829,577
Martin Currie Emerging Markets Fund, Class IS Shares	825,719	10,098,542
Templeton Funds - Templeton Foreign Fund, Class R6 Shares	714,663	5,652,981

TOTAL FOREIGN EQUITY		49,930,018

FOREIGN FIXED INCOME - 6.5%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	1,138,901	9,737,607
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	769,157	8,437,650

TOTAL FOREIGN FIXED INCOME		18,175,257

TOTAL INVESTMENTS - 99.7% (Cost - $244,852,540)		279,405,460
Other Assets in Excess of Liabilities - 0.3%		883,004

TOTAL NET ASSETS - 100.0%		$280,288,464

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report	3

FRANKLIN MULTI-ASSET DEFENSIVE GROWTH FUND

(Percentages shown based on Fund net assets)

Schedules of investments (unaudited)	April 30, 2024

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
DOMESTIC FIXED INCOME - 40.7%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,655,635	$27,246,816
Western Asset Core Plus Bond Fund, Class IS Shares		1,516,489	13,663,565
Western Asset High Yield Fund, Class IS Shares		232,890	1,590,636

TOTAL DOMESTIC FIXED INCOME			42,501,017

DOMESTIC EQUITY - 33.7%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		34,654	4,556,289
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		135,795	1,753,113
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		261,223	5,234,906
ClearBridge Small Cap Fund, Class IS Shares		14,839	962,180
Franklin U.S. Small Cap Equity Fund, Class IS Shares		58,391	734,553
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		252,254	8,241,153
ClearBridge Large Cap Growth Fund, Class IS Shares		60,611	3,974,880
ClearBridge Small Cap Growth Fund, Class IS Shares		32,118	1,241,987
Franklin U.S. Large Cap Equity Fund, Class IS Shares		401,852	8,446,939

TOTAL DOMESTIC EQUITY			35,146,000

FOREIGN EQUITY - 14.2%
Franklin Templeton ETF Trust - Franklin Systematic Style Premia ETF		200,844	4,733,893
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		30,301	1,890,499
Franklin International Equity Fund, Class IS Shares		239,223	4,337,108
Martin Currie Emerging Markets Fund, Class IS Shares		204,925	2,506,236
Templeton Funds - Templeton Foreign Fund, Class R6 Shares		171,453	1,356,191

TOTAL FOREIGN EQUITY			14,823,927

FOREIGN FIXED INCOME - 11.3%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		831,300	7,107,613
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		429,454	4,711,112

TOTAL FOREIGN FIXED INCOME			11,818,725

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $97,016,120)			104,289,669

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $370,746)	5.233%	370,746	370,746	(b)

TOTAL INVESTMENTS - 100.2% (Cost - $97,386,866)			104,660,415
Liabilities in Excess of Other Assets - (0.2)%			(246,714)

TOTAL NET ASSETS - 100.0%			$104,413,701

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	Franklin Multi-Asset Allocation Funds 2024 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report	5

Notes to Schedules of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$796,825,997	—	—	$796,825,997
Short-Term Investments†	1,569,608	—	—	1,569,608

Total Investments	$798,395,605	—	—	$798,395,605

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$476,052,169	—	—	$476,052,169
Short-Term Investments†	1,195,773	—	—	1,195,773

Total Investments	$477,247,942	—	—	$477,247,942

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$279,405,460	—	—	$279,405,460

Total Investments	$279,405,460	—	—	$279,405,460

†	See Schedule of Investments for additional detailed categorizations.

6	Franklin Multi-Asset Allocation Funds 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$104,289,669	—	—	$104,289,669
Short-Term Investments†	370,746	—	—	370,746

Total Investments	$104,660,415	—	—	$104,660,415

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2024. The following transactions were effected in such Underlying Funds for the period ended April 30, 2024.

Growth Fund	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares	$75,718,645	—	—	$2,468,139	18,659	$140,536	—	$3,036,124	$76,427,166
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	28,447,832	$116,489	8,978	343,550	26,414	16,941	—	1,154,575	29,392,287
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	63,843,336	21,216,190	1,034,085	850,692	42,501	29,817	—	2,864,461	87,103,112
ClearBridge Small Cap Fund, Class IS Shares	15,050,023	1,199,317	18,497	177,858	2,679	(2,633)	—	74,418	16,143,267
Franklin U.S. Small Cap Equity Fund, Class IS Shares	11,845,256	502,998	39,984	141,512	10,922	13,950	—	104,250	12,324,942
ClearBridge Appreciation Fund, Class IS Shares	108,807,692	27,182,624	801,527	1,414,762	42,602	39,189	—	2,706,948	137,321,691
ClearBridge Large Cap Growth Fund, Class IS Shares	67,826,434	—	—	2,875,279	43,322	236,517	—	1,493,875	66,681,547
ClearBridge Small Cap Growth Fund, Class IS Shares	19,619,169	1,584,205	40,967	235,236	5,754	(1,347)	—	(126,994)	20,839,797
Franklin U.S. Large Cap Equity Fund, Class IS Shares	105,479,923	14,170,821	659,722	3,645,177	172,894	65,051	—	5,467,129	121,537,747
Franklin Systematic Style Premia ETF	6,025,031	—	—	186,148	7,919	5,656	—	222,002	6,066,541
ClearBridge International Growth Fund, Class IS Shares	33,544,274	962,406	15,426	400,290	6,234	21,804	—	425,262	34,553,456
Franklin International Equity Fund, Class IS Shares	61,725,583	14,219,496	784,307	735,074	40,420	40,652	—	2,293,534	77,544,191
Martin Currie Emerging Markets Fund, Class IS Shares	39,967,388	1,755,941	143,576	484,957	39,404	(6,021)	—	2,143,411	43,375,762
Templeton Foreign Fund, Class R6 Shares	—	26,045,733	3,292,761	1,218,287	153,703	2,498	—	—	24,829,944
Western Asset Core Bond Fund, Class IS Shares	15,647,510	20,032,058	1,929,796	5,913,278	575,832	(373,936)	$192,988	(552,512)	28,839,842
Western Asset Core Plus Bond Fund, Class IS Shares	7,335,857	907,798	100,547	83,545	8,950	(2,554)	82,763	(352,737)	7,804,819
Western Asset High Yield Fund, Class IS Shares	—	—	—	—	—	—	(4)	—	—

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report	7

Notes to Schedules of Investments (unaudited) (continued)

Growth Fund (continued)	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	$5,774,127	$595,291	54,065	$68,237	6,018	$(6,022)	$82,603	$(255,273)	$6,039,886
Franklin Strategic Real Return Fund, Class IS Shares	46,339,552	—	—	47,824,133	4,882,988	(7,779,534)	—	9,264,115	—
Franklin Global Dividend Fund, Class IS Shares	70,355,754	—	—	72,901,091	5,079,838	15,033,453	—	(12,488,116)	—

	$783,353,386	$130,491,367		$141,967,245		$7,474,017	$358,350	$17,474,472	$796,825,997

Moderate Growth Fund	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares	$40,819,531	—	—	$1,863,289	14,101	$104,167	—	$1,609,552	$40,669,961
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	15,335,203	—	—	324,110	25,027	23,535	—	607,941	15,642,569
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	34,422,929	$11,064,748	538,919	660,688	33,073	6,871	—	1,553,196	46,387,056
ClearBridge Small Cap Fund, Class IS Shares	8,113,688	570,342	8,796	133,155	2,012	(2,405)	—	41,562	8,590,032
Franklin U.S. Small Cap Equity Fund, Class IS Shares	6,389,275	210,661	16,746	106,126	8,218	10,145	—	54,138	6,558,093
ClearBridge Appreciation Fund, Class IS Shares	58,655,372	14,073,218	414,386	1,092,477	32,964	13,557	—	1,472,051	73,121,721
ClearBridge Large Cap Growth Fund, Class IS Shares	36,570,040	—	—	2,025,041	30,522	165,975	—	772,001	35,482,975
ClearBridge Small Cap Growth Fund, Class IS Shares	10,570,934	762,506	19,718	176,812	4,355	(2,216)	—	(65,365)	11,089,047
Franklin U.S. Large Cap Equity Fund, Class IS Shares	56,853,290	8,556,911	398,367	2,662,108	126,300	25,018	—	2,938,511	65,711,622
Franklin Systematic Style Premia ETF	7,211,947	—	—	245,365	10,408	8,143	—	265,013	7,239,738
ClearBridge International Growth Fund, Class IS Shares	17,863,913	419,777	6,728	296,457	4,641	19,600	—	219,335	18,226,168
Franklin International Equity Fund, Class IS Shares	32,137,331	8,206,472	452,646	562,890	31,146	19,306	—	1,193,014	40,993,233
Martin Currie Emerging Markets Fund, Class IS Shares	21,469,062	749,414	61,277	359,168	29,515	(5,345)	—	1,150,038	23,004,001
Templeton Foreign Fund, Class R6 Shares	—	13,985,975	1,768,138	889,826	112,605	(880)	—	—	13,095,269
Western Asset Core Bond Fund, Class IS Shares	34,782,236	12,348,118	1,189,372	1,103,703	106,393	(110,239)	$368,484	(1,577,317)	44,339,095
Western Asset Core Plus Bond Fund, Class IS Shares	15,735,127	949,651	104,957	250,413	27,107	(9,272)	176,799	(752,865)	15,672,228
Western Asset High Yield Fund, Class IS Shares	1,393,851	102,232	14,932	16,434	2,391	(141)	26,509	(20,117)	1,459,391
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	1,570,223	71,978	8,418	18,154	2,089	(1,174)	—	(60,281)	1,562,592
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	6,979,201	658,016	59,742	114,269	10,149	(14,323)	99,357	(301,247)	7,207,378
Franklin Strategic Real Return Fund, Class IS Shares	28,006,005	—	—	28,901,448	2,951,107	(5,008,379)	—	5,903,822	—

8	Franklin Multi-Asset Allocation Funds 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (continued)

Moderate Growth Fund (continued)	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
		Cost	Shares	Proceeds	Shares
Franklin Global Dividend Fund, Class IS Shares	$37,795,675	—	—	$39,161,181	2,728,930	$8,178,717	—	$(6,813,211)	—

	$472,674,833	$72,730,019		$80,963,114		$3,420,660	$671,149	$8,189,771	$476,052,169

Conservative Growth Fund	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares	$18,464,297	—	—	$1,212,759	9,170	$68,743	—	$709,275	$18,029,556
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	6,936,077	—	—	287,189	22,048	14,566	—	273,141	6,936,595
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	15,567,111	$4,867,148	236,960	532,821	26,400	4,728	—	706,785	20,612,951
ClearBridge Small Cap Fund, Class IS Shares	3,672,335	173,193	2,671	56,203	840	(423)	—	18,633	3,807,535
Franklin U.S. Small Cap Equity Fund, Class IS Shares	2,891,036	30,955	2,461	44,929	3,422	6,489	—	23,234	2,906,785
ClearBridge Appreciation Fund, Class IS Shares	26,529,627	6,257,762	184,214	987,080	29,849	(7,350)	—	686,766	32,479,725
ClearBridge Large Cap Growth Fund, Class IS Shares	16,542,006	—	—	1,239,204	18,704	100,887	—	325,411	15,729,100
ClearBridge Small Cap Growth Fund, Class IS Shares	4,781,472	238,174	6,159	74,451	1,816	(233)	—	(29,940)	4,915,022
Franklin U.S. Large Cap Equity Fund, Class IS Shares	25,714,975	4,377,896	203,812	886,357	41,770	31,820	—	1,302,781	30,541,115
Western Asset Core Bond Fund, Class IS Shares	43,829,583	9,027,791	869,420	902,781	86,388	(162,378)	$452,642	(1,887,584)	49,904,631
Western Asset Core Plus Bond Fund, Class IS Shares	22,996,961	1,321,644	146,038	332,082	35,730	(9,501)	258,634	(1,103,255)	22,873,767
Western Asset High Yield Fund, Class IS Shares	2,505,969	130,474	19,038	36,944	5,335	(33)	47,627	(36,063)	2,563,403
Franklin Systematic Style Premia ETF	8,575,909	—	—	422,494	17,966	13,008	—	310,787	8,477,210
ClearBridge International Growth Fund, Class IS Shares	7,773,555	113,106	1,812	120,948	1,858	10,433	—	95,562	7,871,708
Franklin International Equity Fund, Class IS Shares	13,025,027	4,511,193	248,825	201,131	10,960	12,827	—	481,661	17,829,577
Martin Currie Emerging Markets Fund, Class IS Shares	9,609,925	124,164	10,152	150,738	12,161	540	—	514,651	10,098,542
Templeton Foreign Fund, Class R6 Shares	—	6,257,762	791,120	605,130	76,457	349	—	—	5,652,981
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	9,807,938	453,594	53,052	141,565	16,166	(26,076)	—	(356,284)	9,737,607
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	8,331,214	603,754	54,748	120,508	10,675	(14,742)	119,132	(362,068)	8,437,650
Franklin Strategic Real Return Fund, Class IS Shares	16,715,352	—	—	17,251,441	1,761,365	(2,888,164)	—	3,424,253	—
Franklin Global Dividend Fund, Class IS Shares	16,918,619	—	—	17,531,878	1,221,561	3,732,621	—	(3,119,362)	—

	$281,188,988	$38,488,610		$43,138,633		$888,111	$878,035	$1,978,384	$279,405,460

Franklin Multi-Asset Allocation Funds 2024 Quarterly Report	9

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Core Bond Fund, Class IS Shares	$25,297,071	$3,509,853	337,955	$393,532	37,727	$(71,641)	$258,016	$(1,094,935)	$27,246,816
Western Asset Core Plus Bond Fund, Class IS Shares	13,913,471	668,257	73,777	243,973	26,503	(8,078)	156,180	(666,112)	13,663,565
Western Asset High Yield Fund, Class IS Shares	1,588,141	53,950	7,858	28,502	4,137	(161)	30,126	(22,792)	1,590,636
Franklin Growth Fund, Class R6 Shares	4,773,938	—	—	420,711	3,172	25,220	—	177,842	4,556,289
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	1,792,846	—	—	114,693	8,787	9,161	—	65,799	1,753,113
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	4,023,555	1,230,399	59,903	204,774	10,112	1,344	—	184,382	5,234,906
ClearBridge Small Cap Fund, Class IS Shares	949,293	38,332	591	30,587	458	(286)	—	5,428	962,180
Franklin U.S. Small Cap Equity Fund, Class IS Shares	747,183	3,643	290	24,334	1,866	3,694	—	4,367	734,553
ClearBridge Appreciation Fund, Class IS Shares	6,857,236	1,581,941	46,568	378,586	11,384	(1,974)	—	182,536	8,241,153
ClearBridge Large Cap Growth Fund, Class IS Shares	4,275,673	—	—	414,336	6,217	32,792	—	80,751	3,974,880
ClearBridge Small Cap Growth Fund, Class IS Shares	1,237,723	51,398	1,329	40,388	988	(261)	—	(6,485)	1,241,987
Franklin U.S. Large Cap Equity Fund, Class IS Shares	6,646,580	1,675,428	77,999	209,297	9,811	16,797	—	317,431	8,446,939
Franklin Systematic Style Premia ETF	4,840,546	—	—	289,033	12,302	8,642	—	173,738	4,733,893
ClearBridge International Growth Fund, Class IS Shares	1,838,059	86,198	1,382	59,473	924	3,830	—	21,885	1,890,499
Franklin International Equity Fund, Class IS Shares	2,627,574	1,673,871	92,326	63,903	3,508	3,632	—	95,934	4,337,108
Martin Currie Emerging Markets Fund, Class IS Shares	2,433,488	21,650	1,770	80,094	6,448	654	—	130,538	2,506,236
Templeton Foreign Fund, Class R6 Shares	—	1,581,942	199,993	226,180	28,540	429	—	—	1,356,191
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	7,244,928	272,430	31,863	126,931	14,600	(24,473)	—	(258,341)	7,107,613
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	4,747,452	269,349	24,389	91,049	8,116	(11,783)	67,649	(202,857)	4,711,112
Franklin Strategic Real Return Fund, Class IS Shares	6,350,051	—	—	6,552,617	669,131	(996,081)	—	1,198,647	—
Franklin Global Dividend Fund, Class IS Shares	4,284,909	—	—	4,439,558	309,380	963,282	—	(808,633)	—

	$106,469,717	$12,718,641		$14,432,551		$(45,261)	$511,971	$(420,877)	$104,289,669

10	Franklin Multi-Asset Allocation Funds 2024 Quarterly Report